Stock-Based Compensation - Summary of Number of PSUs and RSUs (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Liability recorded for potentially settled shares	$ 3
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Units outstanding - beginning (in shares)	594,470	425,120
Units granted (in shares)	0	438,470
Units vested (in shares)	(76,411)	(123)
Units forfeited (in shares)	(153,805)	(30,967)
Units settled (in shares)	(201,910)	(238,030)
Units outstanding - ending (in shares)	162,344	594,470
Number of shares potentially settled (in shares)	7,740
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Units outstanding - beginning (in shares)	432,780	388,140
Units granted (in shares)	0	338,480
Units vested (in shares)	(88,532)	(104,881)
Units forfeited (in shares)	(84,745)	(30,649)
Units settled (in shares)	(58,620)	(158,310)
Units outstanding - ending (in shares)	200,883	432,780
Number of shares potentially settled (in shares)	96,330